UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

(This Form N-Q relates solely to the Registrant’s: AST Government Money Market Portfolio)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2019

Date of reporting period:	3/31/2019

Item 1. Schedule of Investments

AST GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

				Principal Amount (000)#	Value
REPURCHASE AGREEMENTS(m) — 7.6%
Credit Agricole Corporate & Investment Bank, 2.680%, dated 03/25/19, due 04/01/19 in the amount of $15,007,817				15,000	$15,000,000
Merrill Lynch, 2.600%, dated 03/29/19, due 04/01/19 in the amount of $38,382,314				38,374	38,374,000

					53,374,000

	Interest Rate		Maturity Date
U.S. GOVERNMENT AGENCY OBLIGATIONS — 69.4%
Federal Farm Credit Bank, 1 Month LIBOR + (0.135)%	2.358%	(c)	04/11/19	13,000	12,999,697
Federal Farm Credit Bank, 1 Month LIBOR + (0.135)%	2.364%	(c)	06/13/19	4,000	3,999,223
Federal Farm Credit Bank, 1 Month LIBOR + (0.100)%	2.390%	(c)	04/04/19	22,000	21,998,175
Federal Farm Credit Bank, 1 Month LIBOR + (0.065)%	2.417%	(c)	12/17/19	9,000	8,999,813
Federal Farm Credit Bank, 1 Month LIBOR + (0.070)%	2.426%	(c)	01/28/20	11,000	11,000,000
Federal Farm Credit Bank, 1 Month LIBOR + (0.050)%	2.440%	(c)	02/04/20	8,000	8,000,000
Federal Farm Credit Bank, 1 Month LIBOR + (0.045)%	2.441%	(c)	02/25/20	8,000	8,000,000
Federal Farm Credit Bank, 1 Month LIBOR + (0.050)%	2.442%	(c)	01/08/20	10,000	10,000,000
Federal Farm Credit Bank, 1 Month LIBOR + (0.050)%	2.449%	(c)	05/29/20	7,000	6,995,903
Federal Farm Credit Bank, 1 Month LIBOR + 0.000%	2.489%	(c)	04/14/20	11,000	11,000,000
Federal Farm Credit Bank, 1 Month LIBOR + 0.180%	2.673%	(c)	10/11/19	11,000	11,012,293
Federal Farm Credit Bank, 1 Month LIBOR + 0.190%	2.674%	(c)	07/15/19	11,000	11,007,201
Federal Home Loan Bank(n)	2.401%		04/09/19	4,000	3,997,867
Federal Home Loan Bank, 3 Month LIBOR + (0.230)%	2.385%	(c)	12/03/19	11,000	10,998,238
Federal Home Loan Bank(n)	2.400%		04/11/19	11,000	10,992,697
Federal Home Loan Bank(n)	2.401%		04/04/19	9,000	8,998,200
Federal Home Loan Bank(n)	2.409%		05/08/19	11,000	10,972,923
Federal Home Loan Bank(n)	2.410%		04/15/19	15,000	14,986,000
Federal Home Loan Bank(n)	2.411%		04/25/19	12,000	11,980,760
Federal Home Loan Bank(n)	2.412%		04/10/19	14,000	13,991,600
Federal Home Loan Bank(n)	2.413%		05/06/19	11,000	10,974,333
Federal Home Loan Bank(n)	2.413%		05/10/19	9,000	8,976,620
Federal Home Loan Bank(n)	2.415%		05/10/19	9,000	8,976,600
Federal Home Loan Bank, 1 Month LIBOR + (0.080)%	2.419%	(c)	11/13/19	4,000	3,998,681
Federal Home Loan Bank(n)	2.420%		04/12/19	11,000	10,991,866
Federal Home Loan Bank(n)	2.424%		04/24/19	14,000	13,978,354
Federal Home Loan Bank(n)	2.424%		05/09/19	11,000	10,972,017
Federal Home Loan Bank(n)	2.425%		05/15/19	11,000	10,967,599
Federal Home Loan Bank, 3 Month LIBOR + (0.220)%	2.431%	(c)	08/23/19	10,000	10,000,000
Federal Home Loan Bank(n)	2.432%		04/17/19	11,000	10,988,184
Federal Home Loan Bank(n)	2.434%		04/17/19	12,000	11,987,040
Federal Home Loan Bank(n)	2.437%		06/19/19	9,000	8,952,166
Federal Home Loan Bank(n)	2.438%		05/10/19	6,000	5,984,205
Federal Home Loan Bank(n)	2.438%		05/14/19	8,000	7,976,780

A1

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank(n)	2.443%		04/22/19	13,000	$12,981,508
Federal Home Loan Bank, 1 Month LIBOR + (0.025)%	2.474%	(c)	12/12/19	6,000	6,000,000
Federal Home Loan Bank	2.480%		07/18/19	7,000	6,999,381
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.050%	2.480%	(c)	01/17/20	1,000	1,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.163)%	2.633%	(c)	07/05/19	3,175	3,175,935
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.100)%	2.392%	(c)	08/08/19	9,000	9,000,000
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.225)%	2.414%	(c)	08/27/19	7,000	7,000,000
Federal Home Loan Mortgage Corp.(n)	2.415%		05/20/19	13,000	12,957,533
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + (0.010)%	2.420%	(c)	08/05/19	13,000	13,000,000
Federal Home Loan Mortgage Corp.(n)	2.424%		05/20/19	8,000	7,973,758
Federal Home Loan Mortgage Corp.(n)	2.426%		04/17/19	11,000	10,988,218
Federal Home Loan Mortgage Corp.(n)	2.436%		06/05/19	12,000	11,947,567
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.010%	2.440%	(c)	07/09/19	9,000	9,000,000
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.030%	2.460%	(c)	10/01/19	9,000	9,000,000
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.165)%	2.630%	(c)	07/05/19	2,500	2,500,920
Federal National Mortgage Assoc.(n)	2.414%		05/15/19	9,000	8,973,600
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.060%	2.490%	(c)	07/30/20	3,000	3,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.160%	2.590%	(c)	01/30/20	6,000	6,006,951

					489,160,406

U.S. TREASURY OBLIGATIONS — 28.9%
U.S. Treasury Bills(n)	2.404%		04/16/19	9,000	8,991,019
U.S. Treasury Bills(n)	2.409%		04/18/19	8,000	7,990,924
U.S. Treasury Bills(n)	2.415%		04/23/19	9,000	8,986,767
U.S. Treasury Bills(n)	2.415%		04/30/19	9,000	8,983,130
U.S. Treasury Bills(n)	2.415%		05/16/19	11,000	10,967,001
U.S. Treasury Bills(n)	2.419%		04/23/19	11,000	10,983,766
U.S. Treasury Bills(n)	2.419%		05/07/19	2,000	1,996,385
U.S. Treasury Bills(n)	2.420%		04/30/19	11,000	10,979,334
U.S. Treasury Bills(n)	2.421%		05/07/19	7,000	6,983,116
U.S. Treasury Bills(n)	2.422%		04/16/19	10,000	9,989,927
U.S. Treasury Bills(n)	2.431%		06/20/19	11,000	10,940,942
U.S. Treasury Bills(n)	2.432%		05/21/19	11,000	10,962,990
U.S. Treasury Bills(n)	2.442%		06/27/19	4,000	3,976,539
U.S. Treasury Bills(n)	2.456%		08/08/19	10,000	9,913,068
U.S. Treasury Bills(n)	2.468%		08/15/19	20,000	19,815,833
U.S. Treasury Bills(n)	2.477%		08/15/19	7,500	7,430,682
U.S. Treasury Bills(n)	2.481%		09/05/19	11,000	10,882,420
U.S. Treasury Bills(n)	2.481%		09/19/19	11,000	10,871,961
U.S. Treasury Bills(n)	2.487%		09/05/19	11,000	10,882,180
U.S. Treasury Bills(n)	2.488%		09/05/19	11,000	10,882,108
U.S. Treasury Bills(n)	2.523%		06/27/19	10,000	9,939,801

					203,349,893

A2

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Value
TOTAL INVESTMENTS — 105.9%
(amortized cost $745,884,299)	$745,884,299
Liabilities in excess of other assets — (5.9)%	(41,763,797)

NET ASSETS — 100.0%	$704,120,502

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(m)

Repurchase agreements are collateralized by FNMA (coupon rate 3.000%, maturity date 10/01/46), and U.S. Treasury Securities (coupon rate 1.125%, maturity date 01/15/21), with the aggregate value, including accrued interest, of $54,441,510.

(n)	Rate quoted represents yield to maturity as of purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreements	$ —	$ 53,374,000	$ —
U.S. Government Agency Obligations	—	489,160,406	—
U.S. Treasury Obligations	—	203,349,893	—

Total	$ —	$745,884,299	$ —

A3

Glossary:

The following abbreviations are used in the quarterly report:

FNMA      Federal National Mortgage Association

LIBOR     London Interbank Offered Rate

A4

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 820 - Fair Value Measurements and Disclosures.

The Portfolio’s securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Portfolio may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Trust is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

A5

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust: AST Government Money Market Portfolio

By (Signature and Title)*	/s/Andrew R. French
Andrew R. French
Secretary of the Fund

Date    May 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date    May 23, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date    May 23, 2019

* Print the name and title of each signing officer under his or her signature.